Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Detail)
₺ in Millions, € in Millions, ₨ in Millions, ر.ق in Millions, ر.ع. in Millions, ر.س in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
		Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 AUD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2023 ZAR (R)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 SAR (ر.س)	Mar. 31, 2023 PLN (zł)	Mar. 31, 2023 CHF (SFr)	Mar. 31, 2023 QAR (ر.ق)	Mar. 31, 2023 TRY (₺)	Mar. 31, 2023 NOK (kr)	Mar. 31, 2023 OMR (ر.ع.)	Mar. 31, 2023 SEK (kr)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 DKK (kr)	Mar. 31, 2023 AED (د.إ)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 SGD ($)	Mar. 31, 2022 ZAR (R)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 SAR (ر.س)	Mar. 31, 2022 PLN (zł)	Mar. 31, 2022 CHF (SFr)	Mar. 31, 2022 QAR (ر.ق)	Mar. 31, 2022 TRY (₺)	Mar. 31, 2022 NOK (kr)	Mar. 31, 2022 OMR (ر.ع.)	Mar. 31, 2022 SEK (kr)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 DKK (kr)	Mar. 31, 2022 AED (د.إ)	Mar. 31, 2022 CNY (¥)
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $				$ 1,550																					$ 1,452
At cost [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $				977																					1,413
Non-designated derivative instruments | $	[1]			1,550																					1,452
At cost [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €					€ 94																					€ 191
Non-designated derivative instruments | €					171																					109
At cost [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £						£ 138																					£ 173
Non-designated derivative instruments | £						129																					91
At cost [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $							$ 89																					$ 170
Non-designated derivative instruments | $							56																					47
At cost [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $								$ 14																					$ 4
At cost [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R									R 43																					R 8
At cost [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $										$ 69																					$ 47
At cost [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س											ر.س 147																					ر.س 33
At cost [member] | Sell: Forward contracts [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.إ																					د.إ 20																					د.إ 0
At cost [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		₨ 0										zł 0																					zł 14
At cost [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr													SFr 9																					SFr 5
At cost [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق														ر.ق 4																					ر.ق 11
At cost [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺															₺ 30																					₺ 30
At cost [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																kr 13																					kr 13
At cost [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.																	ر.ع. 1																					ر.ع. 2
At cost [member] | Sell: Forward contracts [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																		kr 3																					kr 17
At cost [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																			¥ 784																					¥ 513
At cost [member] | Sell: Forward contracts [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																				kr 33																					kr 2
At cost [member] | Sell: Forward contracts [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																						¥ 1																					¥ 0
At cost [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $				1,157																					493
Non-designated derivative instruments | $				30																					0
At cost [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €					€ 49																					€ 6
At cost [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £						£ 60																					£ 28
At cost [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $							$ 34																					$ 11
At cost [member] | Interest rate swaps [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		4,750																					₨ 0
Non-designated derivative instruments		0																					4,750
At cost [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $				$ 200																					$ 0
At cost [member] | Buy l forward contract [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R									R 7																					R 0
At cost [member] | Buy l forward contract [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.إ																					د.إ 5																					د.إ 26
At cost [member] | Buy l forward contract [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł												zł 26																					zł 0
At cost [member] | Buy l forward contract [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr													SFr 0																					SFr 2
At cost [member] | Buy l forward contract [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق														ر.ق 4																					ر.ق 0
At cost [member] | Buy l forward contract [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																kr 12																					kr 12
At cost [member] | Buy l forward contract [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																		kr 0																					kr 22
At cost [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																			¥ 0																					¥ 447
At cost [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																				kr 0																					kr 16
At cost [member] | Buy l forward contract [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																						¥ 0																					¥ 11
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1,131																					2,405
At fair value [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(262)																					509
Non-designated derivative instruments	[1]	736																					536
At fair value [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(497)																					668
Non-designated derivative instruments		(176)																					1
At fair value [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(728)																					645
Non-designated derivative instruments																							81
At fair value [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		9																					(217)
Non-designated derivative instruments		69																					(122)
At fair value [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																					(1)
At fair value [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(7)																						[2]
At fair value [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(25)																					(25)
At fair value [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(6)																					(1)
At fair value [member] | Sell: Forward contracts [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																				0
At fair value [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																							(2)
At fair value [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		5																					(5)
At fair value [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(2)																					(4)
At fair value [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																					6
At fair value [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		6																					(3)
At fair value [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	[2]
At fair value [member] | Sell: Forward contracts [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																				(2)
At fair value [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		6																					20
At fair value [member] | Sell: Forward contracts [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(4)																						[2]
At fair value [member] | Sell: Forward contracts [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																				0
At fair value [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(19)																					217
Non-designated derivative instruments		31																					0
At fair value [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(112)																					8
At fair value [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(69)																					119
Non-designated derivative instruments		(100)
At fair value [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		29																					(6)
At fair value [member] | Interest rate swaps [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(113)																					0
Non-designated derivative instruments		0																					3
At fair value [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		82																					0
At fair value [member] | Buy l forward contract [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																					0
At fair value [member] | Buy l forward contract [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	[2]
At fair value [member] | Buy l forward contract [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		13																					0
At fair value [member] | Buy l forward contract [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																					(1)
At fair value [member] | Buy l forward contract [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		2																					0
At fair value [member] | Buy l forward contract [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			[2]																				(1)
At fair value [member] | Buy l forward contract [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																					2
At fair value [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																					(18)
At fair value [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																					(2)
At fair value [member] | Buy l forward contract [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		₨ 0																						[2]

[1]	(1) USD 1,452 and USD 1,550 includes USD/PHP sell forward of USD 86 and USD 77 as at March 31, 2022 and 2023, respectively.
[2]	^ Value is less than 1